UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Annual Report

November 30, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2018

Eaton Vance

Focused Opportunities Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Focused Global Opportunities Fund	4
Focused International Opportunities Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	10

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Special Meeting of Shareholders	28

Management and Organization	29

Important Notices	32

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stock indexes generally weakened during the 12-month period ended November 30, 2018. Despite a late-period retreat, U.S. stocks advanced during the period while most international markets declined.

U.S. stocks opened the period on an upswing as investors cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

Early in the period, global stocks followed U.S. stocks sharply higher. European stocks got a boost from growing economies and rising corporate profits across the region. Key equity indexes in the Asia-Pacific region also rose despite tensions with North Korea. China’s stock market advanced behind an accelerating housing market, rising retail sales, and strong foreign trade.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s broad new tariffs. The tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

European stocks pulled back even more sharply beginning January 2018 amid mounting global trade war concerns. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.

U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final two months of the period, stock indexes worldwide plunged amid concerns of rising commodity prices from tariffs. In addition, slowing economies in Europe and China, along with uncertainties about the U.S. midterm elections and the potential impact of higher interest rates helped drive stocks into a sharp retreat. Interest rate concerns mounted after four rate hikes by the U.S. Federal Reserve during the period.

For the 12-month period ended November 30, 2018, the MSCI World Index,2 a proxy for global equities, rose 0.14%. In the U.S., the blue-chip Dow Jones Industrial Average® advanced 7.62%, while the broader U.S. equity market represented by the S&P 500® Index gained 6.27%. The MSCI EAFE Index of developed-market international equities fell –7.94%, and the MSCI Emerging Markets Index fell –9.09% during the period.

Fund Performance — Focused Global Opportunities Fund

For the 12-month period ended November 30, 2018, Eaton Vance Focused Global Opportunities Fund (the Fund) returned 1.06% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World Index (the Index), returned 0.14% for the period.

Stock selection and an underweight position, relative to the Index, in the materials sector, along with stock selection in the energy and consumer discretionary sectors, contributed to Fund performance versus the Index. The Fund’s overweight holding in Ecolab, Inc. (Ecolab) — a global manufacturer of cleaning chemicals for food service, food production, and health care facilities — helped relative performance in the materials sector. Ecolab’s stock price rose on an acceleration in sales, as the company solidified its market share in a fragmented industry.

In the energy sector, the Fund’s overweight position in oil and gas producer Exxon Mobil Corp. (Exxon Mobil) contributed to the Fund’s performance versus the Index. The Fund initiated its position in the stock after the stock fell in February 2018 — when the market reacted negatively to a company decision to favor continued capital spending to support long-term growth rather than returning money to shareholders via stock buybacks. Exxon Mobil shares subsequently moved up in value after their acquisition.

In consumer discretionary, the Fund’s overweight position in Amazon.com, Inc. (Amazon), contributed to Fund performance versus the Index, as the stock benefited from strong revenue growth. This was driven, in part, by the online retailer’s expansion into the grocery business following its purchase of the Whole Foods store chain the previous period. Revenue growth and increased profit margins for Amazon’s cloud-computing business were also positive contributors to its stock price during the period.

In contrast, stock selection in the consumer staples sector, stock selection and an overweight position in the industrials sector, and stock selection and an underweight position in communication services detracted from Fund performance versus the Index.

In consumer staples, the Fund’s overweight position in Anheuser-Busch InBev SA/NV (Anheuser-Busch), the world’s largest beer company, detracted from Fund performance versus the Index. The stock declined on a slowdown in revenue in its emerging markets operations, which represented a significant portion of the company’s income. A large debt load from the 2016 acquisition of brewer SABMiller PLC also weighed on Anheuser-Busch’s share price, as did a cut in its stock dividend late in the period. The stock was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Management’s Discussion of Fund Performance — continued

In industrials, the Fund’s overweight holding in Acuity Brands, Inc. (Acuity), a U.S. maker of commercial and residential lighting systems, detracted from results versus the Index. The Fund’s position in Acuity was initiated in early 2018 to take advantage of sales growth in the manufacturer’s “smart” home lighting systems. Later in the period, however, those growth prospects declined and Acuity was sold during the period.

In communication services, an overweight position in videogame developer Activision Blizzard, Inc. (Activision) — publisher of Call of Duty, Candy Crush, and other popular games — hurt performance versus the Index. The stock declined after the company disappointed many investors by failing to upgrade its fourth-quarter 2018 earnings projections and gave a cautious earnings outlook for 2019. Weaker-than-expected in-game spending by online players also weighed on Activision’s share price during the period.

Fund Performance — Focused International Opportunities Fund

For the 12-month period ended November 30, 2018, Eaton Vance Focused International Opportunities Fund (the Fund) returned –9.60% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI EAFE Index (the Index), returned –7.94% for the period.

Stock selection in the health care sector detracted from relative performance versus the Index as did stock selection and an underweight position in the communication services and real estate sectors.

In health care, an overweight position in Bayer AG (Bayer) — a German-headquartered pharmaceutical, consumer health and agricultural crop sciences company — detracted from relative results versus the Index. After its mid-2018 purchase of U.S. crop sciences company, Monsanto, Bayer’s stock declined on concerns about acquisition costs and potential litigation related to Monsanto’s Roundup weed-killer product. Bayer was sold during the period.

Elsewhere in health care, the Fund sold its position in pharmaceutical company and Index component Roche Holding AG PC (Roche), early in the period. Subsequently, however, Roche shares delivered positive performance results in a declining market, and not owning Roche detracted from Fund performance versus the Index.

In the real estate sector, the Fund’s overweight position in Japanese real estate owner-developer Mitsubishi Estate Co., Ltd. (Mitsubishi) detracted from Fund performance versus the Index, as the stock declined in value due to weaker rents and occupancy trends in the company’s central Tokyo properties. Mitsubishi was sold during the period.

In contrast, stock selection in the consumer discretionary and information technology sectors, and an overweight in the utilities sector aided Fund performance versus the Index. An overweight position in luxury goods conglomerate LVMH Moet Hennessy Louis Vuitton SE helped performance versus the Index. Strong and consistent sales growth across the company’s three divisions — fashion & leather goods, wines & spirits, and watches & jewelry — allowed its stock to outperform the Index by posting only a small loss for the period.

Avoiding exposure to auto components — an industry within consumer discretionary that delivered a loss for the period — helped relative results as well.

In information technology, the Fund’s overweight position in ASML Holding NV (ASML), one of the largest makers of equipment for manufacturing semiconductors, contributed to Fund performance versus the Index, as the stock benefited from global demand for fabrication equipment for small, next-generation computer chips. ASML’s stock outperformed the Index during the period, posting only a small loss in a generally down market.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Global Opportunities Fund

November 30, 2018

Performance2,3

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	1.06%	—	6.52%
MSCI World Index	—	—	0.14%	6.67%	9.47%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					3.42%
Net					0.95

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Focused Global Opportunities Fund

November 30, 2018

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Exxon Mobil Corp.	5.9%

Amazon.com, Inc.	4.5

Microsoft Corp.	4.4

Alphabet, Inc., Class A	4.2

Xylem, Inc.	4.0

NextEra Energy, Inc.	3.7

Coca-Cola Co. (The)	3.5

Ecolab, Inc.	3.3

Wells Fargo & Co.	3.3

Unilever PLC	3.1

Total	39.9%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Focused International Opportunities Fund

November 30, 2018

Performance2,3

Portfolio Managers Christopher M. Dyer, CFA and Samantha Pandolfi, CFA, each of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	–9.60%	—	2.00%
MSCI EAFE Index	—	—	–7.94%	1.84%	5.15%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					3.77%
Net					1.00

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Focused International Opportunities Fund

November 30, 2018

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

BP PLC	5.8%

Diageo PLC	5.1

Unilever PLC	5.1

Iberdrola SA	4.7

Industria de Diseno Textil SA	4.7

ASML Holding NV	4.1

LVMH Moet Hennessy Louis Vuitton SE	4.1

Novo Nordisk A/S, Class B	3.9

Keyence Corp.	3.6

Assa Abloy AB, Class B	3.6

Total	44.7%

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

8

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (6/1/18)	Ending Account Value (11/30/18)	Expenses Paid During Period* (6/1/18 – 11/30/18)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$975.50	$4.70	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.81	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (6/1/18)	Ending Account Value (11/30/18)	Expenses Paid During Period* (6/1/18 – 11/30/18)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$892.40	$4.74	**	1.00%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.10	$5.06	**	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

9

Eaton Vance

Focused Global Opportunities Fund

November 30, 2018

Portfolio of Investments

Common Stocks — 100.2%
Security	Shares	Value

Denmark — 1.9%
Novo Nordisk A/S, Class B	1,790	$83,255
		$83,255

France — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	255	$72,990
		$72,990

Germany — 2.0%
adidas AG	389	$86,151
		$86,151

Hong Kong — 3.4%
AIA Group, Ltd.	11,111	$91,281
Samsonite International SA(1)	18,596	56,332
		$147,613

Japan — 5.9%
Keyence Corp.	154	$83,891
MISUMI Group, Inc.	2,602	59,315
ORIX Corp.	7,000	113,662
		$256,868

Netherlands — 4.2%
ASML Holding NV	558	$95,378
ING Groep NV	7,416	89,820
		$185,198

Spain — 2.7%
Industria de Diseno Textil SA	3,783	$116,270
		$116,270

Sweden — 3.2%
Assa Abloy AB, Class B	4,424	$82,369
Atlas Copco AB, Class B	2,484	56,377
		$138,746

United Kingdom — 13.5%
Aviva PLC	18,076	$93,966
Diageo PLC	3,779	136,473
Melrose Industries PLC	51,047	115,312

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	5,317	$104,819
Unilever PLC	2,525	136,840
		$587,410

United States — 61.7%
Activision Blizzard, Inc.	1,602	$79,908
Alphabet, Inc., Class A(2)	163	180,873
Amazon.com, Inc.(2)	116	196,060
Baxter International, Inc.	1,895	129,902
Boston Scientific Corp.(2)	2,579	97,151
CDW Corp.	779	72,198
Coca-Cola Co. (The)	3,032	152,813
Ecolab, Inc.	902	144,762
Eli Lilly & Co.	1,091	129,436
Exxon Mobil Corp.	3,203	254,639
HP, Inc.	5,022	115,506
Microsoft Corp.	1,742	193,170
NextEra Energy, Inc.	894	162,449
Verisk Analytics, Inc.(2)	882	108,768
Visa, Inc., Class A	815	115,494
Walt Disney Co. (The)	1,084	125,191
Wells Fargo & Co.	2,665	144,656
Xylem, Inc.	2,377	173,473
Zoetis, Inc.	1,140	107,012
		$2,683,461

Total Common Stocks (identified cost $4,009,058)		$4,357,962

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(3)	16,315	$16,313

Total Short-Term Investments (identified cost $16,313)		$16,313

Total Investments — 100.6% (identified cost $4,025,371)		$4,374,275

Other Assets, Less Liabilities — (0.6)%		$(24,003)

Net Assets — 100.0%		$4,350,272

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2018

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $56,332 or 1.3% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	15.5%	$675,637
Financials	14.7	638,204
Industrials	13.7	595,614
Health Care	12.6	546,756
Consumer Discretionary	12.1	527,803
Consumer Staples	9.8	426,126
Communication Services	8.9	385,972
Energy	5.9	254,639
Utilities	3.7	162,449
Materials	3.3	144,762
Short-Term Investments	0.4	16,313
Total Investments	100.6%	$4,374,275

11	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2018

Portfolio of Investments

Common Stocks — 99.3%
Security	Shares	Value

Canada — 5.8%
CAE, Inc.	5,556	$112,822
Canadian Imperial Bank of Commerce	1,230	103,221
		$216,043

Denmark — 7.0%
Coloplast A/S, Class B	1,230	$117,434
Novo Nordisk A/S, Class B	3,122	145,209
		$262,643

France — 9.0%
Legrand SA	1,491	$91,460
LVMH Moet Hennessy Louis Vuitton SE	536	153,423
Societe Generale SA	2,448	89,902
		$334,785

Germany — 3.2%
adidas AG	533	$118,042
		$118,042

Hong Kong — 4.0%
AIA Group, Ltd.	12,106	$99,455
Samsonite International SA(1)	16,725	50,664
		$150,119

Japan — 16.3%
Kao Corp.	1,230	$90,736
Keyence Corp.	244	132,918
MISUMI Group, Inc.	3,603	82,134
ORIX Corp.	8,090	131,361
Santen Pharmaceutical Co., Ltd.	5,574	95,757
Yamaha Corp.	1,750	75,453
		$608,359

Netherlands — 6.8%
ASML Holding NV	900	$153,835
ING Groep NV	8,278	100,261
		$254,096

Singapore — 1.8%
DBS Group Holdings, Ltd.	3,849	$68,735
		$68,735

Security	Shares	Value

Spain — 9.4%
Iberdrola SA	23,738	$177,580
Industria de Diseno Textil SA	5,659	173,929
		$351,509

Sweden — 6.2%
Assa Abloy AB, Class B	7,136	$132,863
Atlas Copco AB, Class B	4,390	99,636
		$232,499

United Kingdom — 29.8%
Aviva PLC	16,757	$87,110
BP PLC	32,781	218,010
Compass Group PLC	5,029	107,847
Diageo PLC	5,329	192,449
GlaxoSmithKline PLC	5,041	104,499
Melrose Industries PLC	53,696	121,295
Prudential PLC	4,819	95,001
Unilever PLC	3,500	189,680
		$1,115,891

Total Common Stocks (identified cost $3,602,610)		$3,712,721

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(2)	50,857	$50,851

Total Short-Term Investments (identified cost $50,851)		$50,851

Total Investments — 100.7% (identified cost $3,653,461)		$3,763,572

Other Assets, Less Liabilities — (0.7)%		$(26,099)

Net Assets — 100.0%		$3,737,473

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $50,664 or 1.4% of the Fund’s net assets.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018.

12	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2018

Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	20.7%	$775,046
Consumer Discretionary	18.2	679,358
Industrials	17.1	640,210
Consumer Staples	12.7	472,865
Health Care	12.4	462,899
Information Technology	7.7	286,753
Energy	5.8	218,010
Utilities	4.7	177,580
Short-Term Investments	1.4	50,851
Total Investments	100.7%	$3,763,572

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Statements of Assets and Liabilities

	November 30, 2018
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $4,009,058 and $3,602,610, respectively)	$4,357,962	$3,712,721
Affiliated investment, at value (identified cost, $16,313 and $50,851, respectively)	16,313	50,851
Foreign currency, at value (identified cost, $0 and $575, respectively)	—	575
Dividends receivable	12,318	7,102
Dividends receivable from affiliated investment	29	187
Tax reclaims receivable	3,896	8,724
Receivable from affiliates	12,578	11,158
Total assets	$4,403,096	$3,791,318

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$2,816	$2,447
Trustees’ fees	114	112
Accrued expenses	49,894	51,286
Total liabilities	$52,824	$53,845
Net Assets	$4,350,272	$3,737,473

Sources of Net Assets
Paid-in capital	$3,786,723	$3,641,531
Distributable earnings	563,549	95,942
Total	$4,350,272	$3,737,473

Class I Shares
Net Assets	$4,350,272	$3,737,473
Shares Outstanding	377,443	363,473
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.53	$10.28

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Statements of Operations

	Year Ended November 30, 2018
Investment Income	Focused Global Opportunities Fund	Focused International Opportunities Fund
Dividends (net of foreign taxes, $5,679 and $10,465, respectively)	$94,081	$103,071
Dividends from affiliated investment	1,267	1,375
Total investment income	$95,348	$104,446

Expenses
Investment adviser and administration fee	$35,540	$32,786
Trustees’ fees and expenses	681	676
Custodian fee	34,014	35,984
Transfer and dividend disbursing agent fees	408	256
Legal and accounting services	40,304	41,844
Printing and postage	5,457	4,912
Registration fees	17,890	17,890
Interest expense and fees	—	222
Miscellaneous	11,058	9,297
Total expenses	$145,352	$143,867
Deduct —
Allocation of expenses to affiliates	$103,132	$102,608
Total expense reductions	$103,132	$102,608

Net expenses	$42,220	$41,259

Net investment income	$53,128	$63,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$173,730	$(21,588)
Investment transactions — affiliated investment	(3)	(40)
Foreign currency transactions	(785)	(65)
Net realized gain (loss)	$172,942	$(21,693)
Change in unrealized appreciation (depreciation) —
Investments	$(182,953)	$(438,689)
Foreign currency	(307)	(493)
Net change in unrealized appreciation (depreciation)	$(183,260)	$(439,182)

Net realized and unrealized loss	$(10,318)	$(460,875)

Net increase (decrease) in net assets from operations	$42,810	$(397,688)

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Statements of Changes in Net Assets

	Year Ended November 30, 2018
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
From operations —
Net investment income	$53,128	$63,187
Net realized gain (loss)	172,942	(21,693)
Net change in unrealized appreciation (depreciation)	(183,260)	(439,182)
Net increase (decrease) in net assets from operations	$42,810	$(397,688)
Distributions to shareholders —
Class I	$(153,365)	$(67,716)
Total distributions to shareholders	$(153,365)	$(67,716)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$225,334	$17,750
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	153,365	67,716
Cost of shares redeemed
Class I	(160,081)	—
Net increase in net assets from Fund share transactions	$218,618	$85,466

Net increase (decrease) in net assets	$108,063	$(379,938)

Net Assets
At beginning of year	$4,242,209	$4,117,411
At end of year	$4,350,272	$3,737,473

16	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund

From operations —

Net investment income	$39,139	$61,345

Net realized gain	180,019	112,519

Net change in unrealized appreciation (depreciation)	556,260	656,419

Net increase in net assets from operations	$775,418	$830,283

Distributions to shareholders(1) —

Class I	$(28,824)	$(48,325)

Distributions to shareholders	$(28,824)	$(48,325)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class I	$358,777	$7,000

Net asset value of shares issued to shareholders in payment of distributions declared

Class I	28,824	48,325

Cost of shares redeemed

Class I	(351,026)	(2,201)

Net increase in net assets from Fund share transactions	$36,575	$53,124

Net increase in net assets	$783,169	$835,082

Net Assets

At beginning of year	$3,459,040	$3,282,329

At end of year(2)	$4,242,209	$4,117,411

(1)

For the year ended November 30, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)

Includes accumulated undistributed net investment income of $36,202 and $61,105, respectively, at November 30, 2017. The requirement to disclose the corresponding amounts as of November 30, 2018 was eliminated.

17	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Year Ended November 30,		Period Ended November 30, 2016(1)
	2018	2017
Net asset value — Beginning of period	$11.830	$9.790	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.142	$0.106	$0.082
Net realized and unrealized gain (loss)	(0.015)	2.016	(0.292)

Total income (loss) from operations	$0.127	$2.122	$(0.210)

Less Distributions
From net investment income	$(0.120)	$(0.082)	$—
From net realized gain	(0.307)	—	—

Total distributions	$(0.427)	$(0.082)	$—

Net asset value — End of period	$11.530	$11.830	$9.790

Total Return(3)(4)	1.06%	21.83%	(2.10	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,350	$4,242	$3,459
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.95%	0.95%	0.95	%(6)
Net investment income	1.20%	0.98%	0.89	%(6)
Portfolio Turnover	82%	74%	78	%(5)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.32%, 2.47% and 3.51% of average daily net assets for the years ended November 30, 2018 and 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Year Ended November 30,			Period Ended November 30, 2016(1)
	2018		2017
Net asset value — Beginning of period	$11.560		$9.370	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.175		$0.173	$0.146
Net realized and unrealized gain (loss)	(1.265)		2.155	(0.776)

Total income (loss) from operations	$(1.090)		$2.328	$(0.630)

Less Distributions
From net investment income	$(0.190)		$(0.138)	$—

Total distributions	$(0.190)		$(0.138)	$—

Net asset value — End of period	$10.280		$11.560	$9.370

Total Return(3)(4)	(9.60)%		25.19%	(6.30	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,737		$4,117	$3,282
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.01	%(7)	1.00%	1.00	%(6)
Net investment income	1.54%		1.64%	1.59	%(6)
Portfolio Turnover	87%		56%	55	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.50%, 2.77% and 3.64% of average daily net assets for the years ended November 30, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

19	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds), are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

20

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2018 and November 30, 2017 was as follows:

	Year Ended November 30, 2018
	Focused Global Opportunities Fund	Focused International Opportunities Fund
Ordinary income	$80,210	$67,716
Long-term capital gains	$73,155	$—

	Year Ended November 30, 2017
	Focused Global Opportunities Fund	Focused International Opportunities Fund
Ordinary income	$28,824	$48,325

21

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements — continued

As of November 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Undistributed ordinary income	$104,375	$57,882

Undistributed long-term capital gains	$220,420	$108,987

Post October capital losses	$(109,579)	$(177,763)

Net unrealized appreciation	$348,333	$106,836

At November 30, 2018, the Focused Global Opportunities Fund and Focused International Opportunities Fund had a net capital loss of $109,579 and $177,763, respectively, attributable to security transactions incurred after October 31, 2018 that each Fund has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending November 30, 2019.

The cost and unrealized appreciation (depreciation) of investments of each Fund at November 30, 2018, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$4,025,886	$3,656,581

Gross unrealized appreciation	$538,386	$298,803

Gross unrealized depreciation	(189,997)	(191,812)

Net unrealized appreciation	$348,389	$106,991

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate of 0.80% of each Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$35,540	$32,786

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.95% and 1.00% of the average daily net assets for Class I of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively. These agreements may be changed or terminated after March 31, 2019. Pursuant to these agreements, EVM and EVAIL were allocated $103,132 and $102,608 in total of operating expenses of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively, for the year ended November 30, 2018.

22

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the year ended November 30, 2018 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$128	$97

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2018 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$3,709,258	$3,612,833

Sales	$3,606,766	$3,533,410

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
	Year Ended November 30,
Class I	2018	2017

Sales	18,788	33,226

Issued to shareholders electing to receive payments of distributions in Fund shares	13,255	2,912

Redemptions	(13,308)	(30,599)

Net increase	18,735	5,539

Focused International Opportunities Fund
	Year Ended November 30,
Class I	2018	2017

Sales	1,571	634

Issued to shareholders electing to receive payments of distributions in Fund shares	5,878	5,157

Redemptions	—	(205)

Net increase	7,449	5,586

23

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements — continued

At November 30, 2018, EVM owned 96.9% of the outstanding shares of Focused Global Opportunities Fund and 99.3% of the outstanding shares of Focused International Opportunities Fund.

6  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Focused Global Opportunities Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2018. Average borrowings and the average interest rate (excluding fees) for the year ended November 30, 2018 were $8,767 and 2.53%, respectively, for Focused International Opportunities Fund.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$404,481		$—	$404,481

Developed Europe	—	1,270,020		—	1,270,020

North America	2,683,461	—		—	2,683,461

Total Common Stocks	$2,683,461	$1,674,501	*	$—	$4,357,962

Short-Term Investments	$—	$16,313		$—	$16,313

Total Investments	$2,683,461	$1,690,814		$—	$4,374,275

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Notes to Financial Statements — continued

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$827,213		$—	$827,213
Developed Europe	—	2,669,465		—	2,669,465
North America	216,043	—		—	216,043

Total Common Stocks	$216,043	$3,496,678	*	$—	$3,712,721
Short-Term Investments	$—	$50,851		$—	$50,851

Total Investments	$216,043	$3,547,529		$—	$3,763,572

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Global Opportunities Fund and Eaton Vance Focused International Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Focused Global Opportunities Fund and Eaton Vance Focused International Opportunities Fund (collectively the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of November 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, and the period from the start of business, December 17, 2015, to November 30, 2016, for Eaton Vance Focused Global Opportunities Fund, and the period from the start of business, December 16, 2015, to November 30, 2016, for Eaton Vance Focused International Opportunities Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from the start of business, December 17, 2015, to November 30, 2016, for Eaton Vance Focused Global Opportunities Fund, and the period from the start of business, December 16, 2015, to November 30, 2016, for Eaton Vance Focused International Opportunities Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

26

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2018, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Focused Global Opportunities Fund	$89,679

Focused International Opportunities Fund	$103,081

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Focused Global Opportunities Fund’s fiscal 2018 ordinary income dividends, 29.11% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended November 30, 2018, the Focused International Opportunities Fund paid foreign taxes of $10,465 and recognized foreign source income of $112,757.

Capital Gains Dividends.  The Funds hereby designate the following amounts as a capital gain dividend with respect to the taxable year ended November 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Focused Global Opportunities Fund	$220,455

Focused International Opportunities Fund	$108,987

27

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Special Meeting of Shareholders (Unaudited)

Focused Global Opportunities Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	11,898	0
Keith Quinton	11,898	0
Marcus L. Smith	11,898	0
Susan J. Sutherland	11,898	0
Scott E. Wennerholm	11,898	0

Results	are rounded to the nearest whole number.

Focused International Opportunities Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	644	0
Keith Quinton	644	0
Marcus L. Smith	644	0
Susan J. Sutherland	644	0
Scott E. Wennerholm	644	0

Results	are rounded to the nearest whole number.

28

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

29

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

30

Eaton Vance

Focused Opportunities Funds

November 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23215    11.30.18

Eaton Vance

International Small-Cap Fund

Annual Report

November 30, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2018

Eaton Vance

International Small-Cap Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Special Meeting of Shareholders	22

Management and Organization	23

Important Notices	26

Eaton Vance

International Small-Cap Fund

November 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stock indexes generally weakened during the 12-month period ended November 30, 2018. Despite a late-period retreat, U.S. stocks advanced during the period while most international markets declined.

U.S. stocks opened the period on an upswing as investors cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

Early in the period, global stocks followed U.S. stocks sharply higher. European stocks got a boost from growing economies and rising corporate profits across the region. Key equity indexes in the Asia-Pacific region also rose despite tensions with North Korea. China’s stock market advanced behind an accelerating housing market, rising retail sales, and strong foreign trade.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s broad new tariffs. The tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

European stocks pulled back even more sharply beginning January 2018 amid mounting global trade war concerns. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.

U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final two months of the period, stock indexes worldwide plunged amid concerns of rising commodity prices from tariffs. In addition, slowing economies in Europe and China, along with uncertainties about the U.S. midterm elections and the potential impact of higher interest rates helped drive stocks into a sharp retreat. Interest rate concerns mounted after four rate hikes by the U.S. Federal Reserve during the period.

For the 12-month period ended November 30, 2018, the MSCI World Index,2 a proxy for global equities, rose 0.14%. In the U.S., the blue-chip Dow Jones Industrial Average® advanced 7.62%, while the broader U.S. equity market represented by the S&P 500® Index gained 6.27%. The MSCI EAFE Index of developed-market international equities fell –7.94%, and the MSCI Emerging Markets Index fell –9.09% during the period.

Fund Performance

For the 12-month period ended November 30, 2018, Eaton Vance International Small-Cap Fund (the Fund) returned –9.22% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World ex USA Small Cap Index (the Index), returned –9.92% for the period.

The Fund outperformed the Index due to stock selection along with sector and industry allocation. Two of the Fund’s 11 market sectors registered positive returns for the period, while the Index had positive returns in only one sector.

The industrials sector contributed to relative Fund performance versus the Index due to stock selection. In the aerospace and defense industry, CAE, Inc. — a Canadian company and worldwide leader in pilot training and flight simulation equipment — contributed to Fund performance versus the Index amid strong commercial demand. Stock selection in the commercial services and supplies industry also contributed to relative Fund performance. Okamura Corp., a leading supplier of office furniture, was among the Fund’s top stocks, benefitting from a strong Japanese market.

The real estate sector contributed to Fund results versus the Index due to stock selection and an overweight position. Stock selection in the materials sector also contributed to relative Fund performance versus the Index during the period.

In the consumer discretionary sector, stock selection contributed to performance versus the Index. The Fund benefited from an overweight position in Amer Sports Oyj, a Finnish company with a stable of strong brand names, which reported strong business results during the period and, then jumped further in the final months after receiving an acquisition bid from a major competitor. The stock was sold during the period.

Conversely, the energy sector detracted from relative Fund performance versus the Index due to stock selection. CES Energy Solutions Corp., a Canadian supplier of oilfield chemicals, was hit by higher costs, and Seven Generations Energy, Ltd., a Canadian oil and gas producer, lagged the market.

Stock selection in the information technology sector also hampered relative Fund returns versus the Index. In the semiconductors and semiconductor equipment industry, Austrian chip maker ams AG lagged on weakness in its two key markets — smartphones and autos. Fund holdings in the software industry also dragged down relative Fund performance during the period.

In the utilities sector, an overweight in French energy distributor Rubis SCA detracted from relative Fund performance after reporting disappointing financial results. In addition, an overweight position in Sanden Holdings Corp., a Japanese supplier of auto air conditioning systems detracted from relative performance. The stock fell amid declining auto sales worldwide. Sanden Holdings Corp. was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

November 30, 2018

Performance2,3

Portfolio Manager Aidan M. Farrell, Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	–9.22%	—	7.77%
Class A with 5.75% Maximum Sales Charge	—	—	–14.45	—	5.63
Class I at NAV	12/16/2015	12/16/2015	–9.03	—	8.02
MSCI World ex USA Small Cap Index	—	—	–9.92%	4.10%	6.97%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				2.37%	2.12%
Net				1.40	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/16/2015	$314,125	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

International Small-Cap Fund

November 30, 2018

Fund Profile

Common Stock Sector Allocation (% of net assets)

Geographic Allocation (% of net assets)6

Top 10 Holdings (% of net assets)5

IMCD NV	1.5%

Halma PLC	1.5

Okamura Corp.	1.4

DS Smith PLC	1.4

Trelleborg AB, Class B	1.4

CAE, Inc.	1.3

Nomura Co., Ltd.	1.3

Cembra Money Bank AG	1.2

iShares MSCI Japan Small-Cap ETF	1.2

Quebecor, Inc., Class B	1.2

Total	13.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

International Small-Cap Fund

November 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

5

Eaton Vance

International Small-Cap Fund

November 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/18)	Ending Account Value (11/30/18)	Expenses Paid During Period* (6/1/18 – 11/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$879.90	$6.60	**	1.40%
Class I	$1,000.00	$881.00	$5.42	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.08	**	1.40%
Class I	$1,000.00	$1,019.30	$5.82	**	1.15%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

International Small-Cap Fund

November 30, 2018

Portfolio of Investments

Common Stocks — 97.0%
Security	Shares	Value

Australia — 6.8%
Bapcor, Ltd.(1)	53,172	$239,430
Bravura Solutions, Ltd.(1)	55,426	150,893
Challenger, Ltd.	53,241	371,817
Evolution Mining, Ltd.	45,337	104,013
GDI Property Group	315,384	292,095
IOOF Holdings, Ltd.	35,590	179,935
National Storage REIT	164,546	209,206
Nine Entertainment Co. Holdings, Ltd.	143,241	184,450
Northern Star Resources, Ltd.	20,040	117,098
OZ Minerals, Ltd.	12,193	77,520
Regis Resources, Ltd.	24,893	77,254
Saracen Mineral Holdings, Ltd.(1)	46,231	83,579
Super Retail Group, Ltd.	25,817	138,552
		$2,225,842

Austria — 0.8%
ams AG	2,237	$62,530
CA Immobilien Anlagen AG	6,660	214,242
		$276,772

Belgium — 1.4%
Kinepolis Group NV	3,695	$216,681
Melexis NV	4,266	252,982
		$469,663

Canada — 8.6%
Allied Properties REIT	5,790	$196,537
CAE, Inc.	21,571	438,028
CES Energy Solutions Corp.	72,191	172,782
Detour Gold Corp.(1)	8,900	66,114
Encana Corp.	13,582	91,491
Killam Apartment Real Estate Investment Trust	16,572	205,427
Kinaxis, Inc.(1)	4,499	251,590
Kirkland Lake Gold, Ltd.	5,538	114,791
Laurentian Bank of Canada	8,736	274,050
Linamar Corp.	3,766	136,536
Lundin Mining Corp.	10,328	45,007
North West Co., Inc. (The)	10,126	224,370
Pan American Silver Corp.	4,732	60,866
Quebecor, Inc., Class B	18,604	401,443
Seven Generations Energy, Ltd., Class A(1)	18,786	143,230
		$2,822,262

Security	Shares	Value

China — 1.1%
CITIC Telecom International Holdings, Ltd.	518,459	$176,062
Yanlord Land Group, Ltd.	179,842	169,740
		$345,802

Denmark — 1.4%
SimCorp A/S	3,629	$231,612
Topdanmark A/S	5,192	236,073
		$467,685

France — 2.4%
Metropole Television SA	15,105	$268,169
Nexity SA	3,699	181,548
Rubis SCA	6,062	327,293
		$777,010

Germany — 6.4%
Axel Springer SE	3,860	$246,781
Bechtle AG	2,399	193,073
Brenntag AG	5,787	268,422
Carl Zeiss Meditec AG	2,286	158,373
Freenet AG	5,087	105,040
Fuchs Petrolub SE	6,195	247,562
LEG Immobilien AG	2,079	239,843
Norma Group SE	6,447	374,590
Rational AG	391	223,626
Salzgitter AG	1,900	61,325
		$2,118,635

Hong Kong — 1.8%
Hysan Development Co., Ltd.	76,165	$364,993
Johnson Electric Holdings, Ltd.	95,667	214,397
		$579,390

Ireland — 1.7%
Green REIT PLC	128,641	$208,604
UDG Healthcare PLC	39,042	334,413
		$543,017

Italy — 4.4%
Amplifon SpA	14,694	$246,502
Banca Generali SpA	7,982	176,468
DiaSorin SpA	3,252	277,285
FinecoBank Banca Fineco SpA	18,069	194,269
MARR SpA	16,964	379,281
Moncler SpA	5,517	180,708
		$1,454,513

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Japan — 27.9%
77 Bank, Ltd. (The)	14,211	$285,364
Ariake Japan Co., Ltd.	1,785	155,067
Asahi Co., Ltd.	21,125	271,984
Asahi Intecc Co., Ltd.	4,332	203,663
Chiba Bank, Ltd. (The)	30,575	201,009
Daiichikosho Co., Ltd.	7,567	346,139
Dowa Holdings Co., Ltd.	5,468	180,345
Eiken Chemical Co., Ltd.	17,278	397,295
FP Corp.	5,910	361,083
Fuji Seal International, Inc.	8,491	306,115
GLP J-REIT	284	285,602
H.I.S. Co., Ltd.	10,674	360,842
Invesco Office J REIT, Inc.	1,741	252,729
Japan Hotel REIT Investment Corp.	424	295,389
Japan Lifeline Co., Ltd.	19,525	310,443
K’s Holdings Corp.	14,045	148,410
Kewpie Corp.	14,309	348,506
Kuraray Co., Ltd.	10,684	166,275
Like Co., Ltd.	6,713	98,733
Morinaga & Co., Ltd.	7,562	332,714
Nabtesco Corp.	10,795	299,533
Nippon Light Metal Holdings Co., Ltd.	77,720	174,356
Nohmi Bosai, Ltd.	13,450	267,701
Nomura Co., Ltd.	16,173	434,405
Okamura Corp.	32,215	465,950
Penta-Ocean Construction Co., Ltd.	53,872	340,672
Press Kogyo Co., Ltd.	59,374	320,989
Sakata Seed Corp.	8,427	289,671
Ship Healthcare Holdings, Inc.	3,945	148,663
Sumco Corp.	12,026	185,641
Toho Co., Ltd.	4,111	143,244
Tokyo Century Corp.	2,703	129,463
Tosei Corp.	25,972	235,709
Yamaha Corp.	6,573	283,402
Yokohama Reito Co., Ltd.	17,015	142,174
		$9,169,280

Luxembourg — 0.2%
APERAM SA	1,942	$55,036
		$55,036

Netherlands — 4.5%
Aalberts Industries NV	10,689	$376,097
GrandVision NV(1)(2)	13,248	298,988
IMCD NV	7,337	486,582
NSI NV	7,959	323,536
		$1,485,203

Security	Shares	Value

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	15,185	$139,343
		$139,343

Norway — 0.7%
SpareBank 1 SR-Bank ASA	22,501	$242,626
		$242,626

Singapore — 0.7%
Keppel REIT	282,312	$236,874
		$236,874

Spain — 0.7%
Acciona SA	2,486	$228,725
		$228,725

Sweden — 4.9%
Boliden AB	3,201	$71,859
Bufab AB	13,257	133,489
Fabege AB	15,112	188,448
Husqvarna AB, Class B	39,480	311,446
Indutrade AB	16,112	390,167
SSAB AB, Class B	23,248	67,676
Trelleborg AB, Class B	26,019	444,906
		$1,607,991

Switzerland — 5.4%
Belimo Holding AG	39	$159,567
Bossard Holding AG, Class A	2,107	330,667
Cembra Money Bank AG	4,841	404,135
Galenica AG(2)	6,131	285,360
Logitech International SA	7,810	263,498
VZ Holding AG	1,304	349,345
		$1,792,572

United Kingdom — 14.3%
Abcam PLC	15,292	$221,858
Bellway PLC	6,125	198,793
Bodycote PLC	39,120	368,249
Cairn Energy PLC(1)	131,961	295,833
Croda International PLC	3,726	232,214
Dechra Pharmaceuticals PLC	14,336	396,014
DS Smith PLC	108,076	461,918
Grainger PLC	80,668	260,989
Halma PLC	27,459	481,990

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Hastings Group Holdings PLC(2)	55,150	$134,615
Hiscox, Ltd.	16,320	351,037
Inchcape PLC	28,703	213,089
Melrose Industries PLC	175,049	395,423
St. James’s Place PLC	24,489	315,026
Weir Group PLC (The)	5,975	112,841
WH Smith PLC	11,080	269,878
		$4,709,767

United States — 0.5%
Oceaneering International, Inc.(1)	9,352	$157,019
		$157,019

Total Common Stocks (identified cost $33,424,222)		$31,905,027

Exchange-Traded Funds — 2.3%
Security	Shares	Value

Equity Funds — 2.3%
iShares MSCI Hong Kong ETF	13,765	$317,696
iShares MSCI Japan Small-Cap ETF	5,545	401,791
iShares MSCI Singapore ETF	2,646	60,673

Total Exchange-Traded Funds (identified cost $806,375)		$780,160

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(3)	123,073	$123,061

Total Short-Term Investments (identified cost $123,061)		$123,061

Total Investments — 99.7% (identified cost $34,353,658)		$32,808,248

Other Assets, Less Liabilities — 0.3%		$91,346

Net Assets — 100.0%		$32,899,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $718,963 or 2.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	19.3%	$6,356,344
Real Estate	13.3	4,361,511
Financials	11.7	3,845,232
Consumer Discretionary	10.3	3,373,047
Materials	9.5	3,132,006
Health Care	9.5	3,119,212
Information Technology	7.1	2,341,510
Communication Services	6.3	2,088,009
Consumer Staples	5.7	1,871,783
Energy	2.6	860,355
Exchange-Traded Funds	2.3	780,160
Utilities	1.7	556,018
Short-Term Investments	0.4	123,061
Total Investments	99.7%	$32,808,248

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Statement of Assets and Liabilities

Assets	November 30, 2018
Unaffiliated investments, at value (identified cost, $34,230,597)	$32,685,187
Affiliated investment, at value (identified cost, $123,061)	123,061
Foreign currency, at value (identified cost, $1,582)	1,580
Dividends receivable	62,160
Dividends receivable from affiliated investment	341
Receivable for investments sold	203,984
Receivable for Fund shares sold	21,880
Tax reclaims receivable	37,289
Receivable from affiliates	9,765
Total assets	$33,145,247

Liabilities
Payable for investments purchased	$132,203
Payable for Fund shares redeemed	24,142
Payable to affiliates:
Investment adviser and administration fee	24,320
Distribution and service fees	311
Trustees’ fees	360
Accrued expenses	64,317
Total liabilities	$245,653
Net Assets	$32,899,594

Sources of Net Assets
Paid-in capital	$33,696,614
Accumulated loss	(797,020)
Total	$32,899,594

Class A Shares
Net Assets	$1,510,581
Shares Outstanding	128,173
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.79
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.51

Class I Shares
Net Assets	$31,389,013
Shares Outstanding	2,651,625
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Statement of Operations

Investment Income	Year Ended November 30, 2018
Dividends (net of foreign taxes, $85,402)	$803,321
Dividends from affiliated investment	10,287
Total investment income	$813,608

Expenses
Investment adviser and administration fee	$324,875
Distribution and service fees
Class A	5,023
Trustees’ fees and expenses	2,235
Custodian fee	79,865
Transfer and dividend disbursing agent fees	7,221
Legal and accounting services	42,889
Printing and postage	9,030
Registration fees	28,277
Miscellaneous	16,684
Total expenses	$516,099
Deduct —
Allocation of expenses to affiliates	$93,759
Total expense reductions	$93,759

Net expenses	$422,340

Net investment income	$391,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$788,447
Investment transactions — affiliated investment	194
Foreign currency transactions	(13,110)
Net realized gain	$775,531
Change in unrealized appreciation (depreciation) —
Investments	$(4,376,849)
Foreign currency	(4,017)
Net change in unrealized appreciation (depreciation)	$(4,380,866)

Net realized and unrealized loss	$(3,605,335)

Net decrease in net assets from operations	$(3,214,067)

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Statements of Changes in Net Assets

	Year Ended November 30,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$391,268	$91,296

Net realized gain	775,531	924,603

Net change in unrealized appreciation (depreciation)	(4,380,866)	2,898,188

Net increase (decrease) in net assets from operations	$(3,214,067)	$3,914,087

Distributions to shareholders(1)

Class A	$(57,673)	$(224)

Class I	(1,136,770)	(248,742)

Total distributions to shareholders	$(1,194,443)	$(248,966)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,393,619	$310,079

Class I	22,912,382	1,594,480

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	57,673	224

Class I	988,661	248,742

Cost of shares redeemed

Class A	(1,999,801)	—

Class I	(3,875,905)	—

Net increase in net assets from Fund share transactions	$21,476,629	$2,153,525

Net increase in net assets	$17,068,119	$5,818,646

Net Assets

At beginning of year	$15,831,475	$10,012,829

At end of year	$32,899,594	$15,831,475 (2)

(1)

For the year ended November 30, 2017, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $190,175 at November 30, 2017. The requirement to disclose the corresponding amount as of November 30, 2018 was eliminated.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Financial Highlights

	Class A

	Year Ended November 30,		Period Ended November 30, 2016(1)
	2018	2017

Net asset value — Beginning of period	$13.440	$9.990	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.138	$0.004	$0.169

Net realized and unrealized gain (loss)	(1.329)	3.670	(0.176)

Total income (loss) from operations	$(1.191)	$3.674	$(0.007)

Less Distributions

From net investment income	$(0.202)	$(0.224)	$(0.003)

From net realized gain	(0.257)	—	—

Total distributions	$(0.459)	$(0.224)	$(0.003)

Net asset value — End of period	$11.790	$13.440	$9.990

Total Return(3)(4)	(9.22)%	37.57%	(0.07	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,511	$349	$10

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.40%	1.40%	1.40	%(6)

Net investment income	1.05%	0.03%	1.76	%(6)

Portfolio Turnover	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.26%, 0.97% and 1.59% of average daily net assets for the years ended November 30, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Financial Highlights — continued

	Class I

	Year Ended November 30,		Period Ended November 30, 2016(1)
	2018	2017

Net asset value — Beginning of period	$13.470	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.143	$0.087	$0.194

Net realized and unrealized gain (loss)	(1.311)	3.622	(0.180)

Total income (loss) from operations	$(1.168)	$3.709	$0.014

Less Distributions

From net investment income	$(0.205)	$(0.249)	$(0.004)

From net realized gain	(0.257)	—	—

Total distributions	$(0.462)	$(0.249)	$(0.004)

Net asset value — End of period	$11.840	$13.470	$10.010

Total Return(3)(4)	(9.03)%	37.94%	0.14	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,389	$15,483	$10,003

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15%	1.15%	1.15	%(6)

Net investment income	1.08%	0.75%	2.01	%(6)

Portfolio Turnover	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.26%, 0.97% and 1.59% of average daily net assets for the years ended November 30, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

International Small-Cap Fund

November 30, 2018

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2018 and November 30, 2017 was as follows:

	Year Ended November 30,
	2018	2017

Ordinary income	$763,232	$248,966
Long-term capital gains	$431,211	$—

During the year ended November 30, 2018, accumulated loss was increased by $67,552 and paid-in capital was increased by $67,552 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$687,993
Undistributed long-term capital gains	$783,774
Post October capital losses	$(399,899)
Net unrealized depreciation	$(1,868,888)

At November 30, 2018, the Fund had a net capital loss of $399,899 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending November 30, 2019.

16

Eaton Vance

International Small-Cap Fund

November 30, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,675,364

Gross unrealized appreciation	$1,960,322

Gross unrealized depreciation	(3,827,438)

Net unrealized depreciation	$(1,867,116)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2018, the investment adviser and administration fee amounted to $324,875 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $93,759 in total of the Fund’s operating expenses for the year ended November 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2018, EVM earned $1,543 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $792 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2018 amounted to $5,023 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,258,673 and $22,495,423, respectively, for the year ended November 30, 2018.

17

Eaton Vance

International Small-Cap Fund

November 30, 2018

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended November 30,
Class A	2018	2017

Sales	252,608	24,932
Issued to shareholders electing to receive payments of distributions in Fund shares	4,373	23
Redemptions	(154,763)	—

Net increase	102,218	24,955

	Year Ended November 30,
Class I	2018	2017

Sales	1,723,771	124,939
Issued to shareholders electing to receive payments of distributions in Fund shares	74,785	25,024
Redemptions	(296,259)	—

Net increase	1,502,297	149,963

At November 30, 2018, EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 91.7% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Eaton Vance

International Small-Cap Fund

November 30, 2018

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$12,696,531		$—	$12,696,531
Developed Europe	—	16,229,215		—	16,229,215
North America	2,979,281	—		—	2,979,281

Total Common Stocks	$2,979,281	$28,925,746	*	$—	$31,905,027

Exchange-Traded Funds	$780,160	$—		$—	$780,160
Short-Term Investments	—	123,061		—	123,061

Total Investments	$3,759,441	$29,048,807		$—	$32,808,248

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

International Small-Cap Fund

November 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from the start of business, December 16, 2015, to November 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from the start of business, December 16, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

International Small-Cap Fund

November 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2018, the Fund designates approximately $691,300, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended November 30, 2018, the Fund paid foreign taxes of $78,432 and recognized foreign source income of $881,584.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2018, $819,821 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

International Small-Cap Fund

November 30, 2018

Special Meeting of Shareholders

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	207,925	0
Keith Quinton	207,925	0
Marcus L. Smith	207,925	0
Susan J. Sutherland	207,925	0
Scott E. Wennerholm	207,925	0

Results	are rounded to the nearest whole number.

22

Eaton Vance

International Small-Cap Fund

November 30, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

23

Eaton Vance

International Small-Cap Fund

November 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

24

Eaton Vance

International Small-Cap Fund

November 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23213    11.30.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Global Opportunities Fund, Eaton Vance Focused International Opportunities Fund and Eaton Vance International Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Funds’ fiscal periods ended November 30, 2017 and November 30, 2018 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Global Opportunities Fund

Fiscal Period Ended	11/30/17	11/30/18
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,673	$11,673
All Other Fees(3)	$0	$0

Total	$38,723	$38,723

Eaton Vance Focused International Opportunities Fund

Fiscal Period Ended	11/30/17	11/30/18
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,173	$13,173
All Other Fees(3)	$0	$0

Total	$40,223	$40,223

Eaton Vance International Small-Cap Fund

Fiscal Period Ended	11/30/17	11/30/18
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,173	$13,173
All Other Fees(3)	$0	$0

Total	$40,223	$40,223

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18
Audit Fees	$55,260	$59,050	$162,040	$87,580	$81,150	$55,260	$58,700	$161,690	$108,090	$81,150
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$75,464	$79,084	$221,412	$123,288	$119,169	$75,240	$82,984	$222,562	$165,387	$119,169

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18

Registrant(1)	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019
Eaton Vance(2)	$46,000	$148,018	$148,018	$148,018	$148,018	$148,018	$51,855	$74,355	$126,485	$126,485

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019